STOCKHOLDERS' EQUITY, Common Stock (FY) (Details) - Common Stock [Member]		5 Months Ended
	Jan. 25, 2021	Dec. 31, 2020 shares
Common Stock [Abstract]
Stock split	7
Private Offerings [Member]
Common Stock [Abstract]
Shares issues (in shares)		6,179,392
Subsequent Event [Member]
Common Stock [Abstract]
Stock split	0.143